UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2016

Date of reporting period:  February 29, 2016

Item 1. Report to Stockholders.

EQUITY AND ALTERNATIVE MUTUAL FUNDS

ATAC BETA ROTATION FUND – INVESTOR CLASS (BROTX)
ATAC INFLATION ROTATION FUND – INVESTOR CLASS (ATACX)

SEMI-ANNUAL REPORT

www.atacfunds.com	FEBRUARY 29, 2016

ATAC FUNDS

April 1, 2016

Dear Fellow Shareholders:

On behalf of the Pension Partners team, we would like to thank you for your investment in the ATAC Rotation Funds.

The goal of the ATAC Inflation Rotation Fund (“ATACX”) is to serve as an uncorrelated strategy which over time can enhance a portfolio’s risk and return characteristics. The goal of the ATAC Beta Rotation Fund (“BROTX”) is to outperform the equity market in various economic environments by rotating into the right sectors at the right time.

By utilizing a buy and rotate approach which uses historical leading indicators of volatility, our Funds place a large emphasis on risk management, seeking to preserve capital by rotating fully into Treasuries (in “ATACX”) or defensive sectors (in “BROTX”) in advance of periods of market stress.

The ATAC Inflation Rotation Fund focuses on absolute return and capital preservation. These characteristics can add significant diversification benefits to a portfolio. Over long cycles, we believe BROTX has the potential to meaningfully outperform through active and dynamic sector rotations.

For the 6-month period ending February 29, 2016, the ATAC Inflation Rotation Fund returned -11.60% versus a return of -0.85% for the ATAC Inflation Rotation Blended Index and -3.66% for the Lipper Flexible Portfolio Fund Index. During the same period, the ATAC Beta Rotation Fund returned -1.74% versus a return of -0.92% for the S&P 500® Index.

For the 6-month period ending February 29, 2016, ATACX experienced net gains in U.S. Treasury positions that were outweighed by net losses in equity positions. Market action proved difficult for tactical strategies during this time. For the one month ending September 30, 2015, U.S. stocks, as measured by the S&P 500 Index, declined 2.47%, while ATACX advanced 5.03% as it was positioned in Treasuries. In October, stocks rallied sharply higher and ATACX experienced declines in Treasuries as well as emerging market equities. In December, ATACX experienced losses in small cap equities and Treasuries. In the first week of January 2016, U.S. stocks had their worst start to a year in history. ATACX experienced outsized losses in emerging market equities during this week. As a reminder to shareholders, ATACX uses 1/3 leverage when positioned offensively. While we believe that leverage can be additive to returns over the course of a full market cycle, it will also increase ATACX’s volatility as we saw during the first week of January. ATACX recovered some of its first week 2016 losses throughout the remainder of January and into February.

During the 6-month period ending February 29, 2016, BROTX experienced net gains in the following sectors: consumer staples and utilities. These gains were outweighed by losses in the following sectors: consumer discretionary, energy, materials, industrials, financials, technology, and health care. Of these, the large decline in health care during the period was the most significant factor contributing to the underperformance of BROTX relative to its benchmark. When exposed to defensive sectors during this period, BROTX was at times overweight the health care sector, leading to losses. A second factor contributing to the underperformance of BROTX during the period was the continued sharp decline in the energy sector. When exposed to cyclical sectors, overweight positions in energy served as a detractor. Positions in the consumer staples sector were the main positive contributor to returns, as BROTX was overweight this sector during the period and consumer staples significantly outperformed the S&P 500® Index.

ATAC FUNDS

We believe that the cycle is changing with the Federal Reserve Board’s first interest rate hike in over seven years taking place in December 2015. This hike could serve as the catalyst for higher and more frequent volatility in a tightening cycle which may allow for tactical defensiveness to stand out. Additionally, we may see the next market phase begin to favor asset classes outside of large cap U.S. stocks, allowing for increased sector variation and the potential for emerging markets to outperform going forward. This backdrop should be more favorable for both ATACX and BROTX.

Over a complete market cycle, it is risk management which we believe is the most effective way to help preserve capital and compound wealth.  Compounding wealth requires positive returns and the avoidance of large losses – there is simply no other way. Importantly, one must take a longer-term view and evaluate a strategy beyond small samples, understanding the process and role those strategies have in one’s overall asset allocation policy.

Thank you again for your trust and confidence in our distinctive approach to portfolio management.

Sincerely,

Edward M. Dempsey, CFP® & Michael A. Gayed, CFA

Past performance is not a guarantee of future results.

Opinions expressed are those of Pension Partners, LLC and are subject to change, are not guaranteed and should not be considered investment advice.

Fund holdings are subject to change and are not recommendations to buy or sell any security.  Please see the schedule of investments for current holdings.

Mutual fund investing involves risk. Principal loss is possible. Because the Funds invest primarily in ETFs, they may invest a greater percentage of its assets in the securities of a single issuer and therefore may be considered non-diversified. If a Fund invests a greater percentage of its assets in the securities of a single issuer, its value may decline to a greater degree than if the fund held were a more diversified mutual fund. The Funds are expected to have a high portfolio turnover ratio which has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains. This means that investors will be likely to have a higher tax liability. Because the Funds invest in Underlying ETFs an investor will indirectly bear the principal risks of the Underlying ETFs, including but not limited to, risks associated with investments in ETFs, large and smaller companies, real estate investment trusts, foreign securities, non-diversification, high yield bonds, fixed income investments, derivatives, leverage, short sales and commodities. The Fund will bear its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying funds.

All investing involves risks. Investing in emerging markets has more risk such as increased volatility, relatively unstable governments; social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries. Investing in small cap companies involve additional risks such as limited liquidity and greater volatility than large companies.

Absolute return strategies are not designed to outperform stocks and bonds during strong market rallies.

Diversification does not assure a profit or protect against loss in a declining market.

Correlation is a statistical measure of how two securities move in relation to each other.

Downside Capture Ratio shows whether a given Fund has outperformed a broad market benchmark during periods of market weakness, and if so, by how much.

ATAC FUNDS

The Inflation Rotation Blended Index is a custom index comprised of a 50.00% weighting to the Barclays Aggregate Bond Index, a 33.33% weighting to the Russell 3000 Index, and a 16.67% weighting to the Russell Global Emerging Markets Index. The Barclays Aggregate Bond Index is an index composed of the total U.S. investment-grade bond market. The Russell 3000 Index is composed of 3000 large U.S. companies, as determined by market capitalization. The Russell Global Emerging Markets Index measures the performance of emerging countries equity markets based on all investable equity securities.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Lipper Flexible Portfolio Fund Index is an equal dollar weighted index of the largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper.

One may not directly invest in an index.

The report must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, distributor.

ATAC BETA ROTATION FUND

Value of $10,000 Investment (UNAUDITED)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) – As of February 29, 2016

	1 Year	Since Inception(1)
ATAC Beta Rotation Fund	-9.07%	-1.14%
S&P 500 Index(2)	-6.19%	3.84%

(1)	April 9, 2014.
(2)	The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. This Index cannot be invested in directly.

ATAC INFLATION ROTATION FUND

Value of $10,000 Investment (UNAUDITED)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) – As of February 29, 2016

	1 Year	Since Inception(1)
ATAC Inflation Rotation Fund	-11.74%	0.23%
Lipper Flexible Portfolio Fund Index(2)	-8.62%	4.28%
ATAC Inflation Rotation Blended Index(3)(4)	-5.44%	4.20%
Barclays U.S. Aggregate Bond Index	1.50%	2.05%
Russell 3000® Index	-7.84%	11.05%
Russell Global Emerging Markets Index	-21.19%	-3.66%

(1)	September 10, 2012.
(2)
The Lipper Flexible Portfolio Fund Index is an equal dollar weighted index of the largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper. This Index cannot be invested in directly.

(3)
The ATAC Inflation Rotation Blended Index consists of 50% Barclays U.S. Aggregate Bond Index, 33.33% Russell 3000® Index, and 16.67% Russell Global Emerging Markets Index. This Index cannot be invested in directly.

(4)	Effective August 31, 2015, the Fund began using the ATAC Inflation Rotation Blended Index as a benchmark for the Fund’s performance as management felt this was a more representative benchmark.

ATAC BETA ROTATION FUND

ASSET ALLOCATIONS (UNAUDITED)
AS OF FEBRUARY 29, 2016(1)
(% OF TOTAL INVESTMENTS)

FUND HOLDINGS (UNAUDITED)
AS OF FEBRUARY 29, 2016(1)
(% OF NET ASSETS)

Vanguard Consumer Discretionary Fund	50.2%
Vanguard Information Technology Fund	10.0%
Vanguard Materials Fund	10.0%
Vanguard Industrials Fund	10.0%
Vanguard Energy Fund	10.0%
Vanguard Financials Fund	9.9%

(1)	Fund holdings and asset allocations are subject to change and are not recommendations to buy or sell any security.

ATAC INFLATION ROTATION FUND

ASSET ALLOCATIONS (UNAUDITED)
AS OF FEBRUARY 29, 2016(1)
(% OF TOTAL INVESTMENTS)

FUND HOLDINGS (UNAUDITED)
AS OF FEBRUARY 29, 2016(1)
(% OF NET ASSETS)

Vanguard Small-Cap Fund	63.5%
iShares Russell 2000 Fund	31.8%
iShares Core S&P Small-Cap Fund	25.5%
Schwab U.S. Small-Cap Fund	6.4%

(1)	Fund holdings and asset allocations are subject to change and are not recommendations to buy or sell any security.

ATAC FUNDS

EXPENSE EXAMPLES (UNAUDITED)
FEBRUARY 29, 2016

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 – February 29, 2016).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

ATAC Beta Rotation Fund			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (9/1/2015)	Value (2/29/2016)	(9/1/2015 to 2/29/2016)
Investor Class Actual(2)	$1,000.00	$ 982.60	$8.63
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,016.16	$8.77

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended February 29, 2016 of -1.74%.

ATAC Inflation Rotation Fund			Expenses Paid
	Beginning Account	Ending Account	During Period(3)
	Value (9/1/2015)	Value (2/29/2016)	(9/1/2015 to 2/29/2016)
Investor Class Actual(4)(5)	$1,000.00	$ 884.00	$9.18
Investor Class Hypothetical(6)
(5% return before expenses)	$1,000.00	$1,015.12	$9.82

(3)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.96%, multiplied by the average account value over the period, multiplied by182/366 to reflect the one-half year period.

(4)	Based on the actual returns for the six-month period ended February 29, 2016 of -11.60%.
(5)	Excluding interest expense, the actual expenses would be $8.15.
(6)	Excluding interest expense, the hypothetical expenses would be $8.72.

ATAC BETA ROTATION FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 29, 2016

Description	Shares	Value
EXCHANGE-TRADED FUNDS – 100.1%
Vanguard Consumer Discretionary Fund*	28,713	$3,347,074
Vanguard Energy Fund	8,489	663,925
Vanguard Financials Fund	15,324	661,997
Vanguard Industrials Fund	6,790	666,778
Vanguard Information Technology Fund	6,624	668,627
Vanguard Materials Fund	7,393	667,218
Total Exchange-Traded Funds
(Cost $6,717,028)		6,675,619

SHORT-TERM INVESTMENT – 1.3%
Invesco Treasury Portfolio, Institutional Class, 0.23%^
(Cost $84,724)	84,724	84,724
Total Investments – 101.4%
(Cost $6,801,752)		6,760,343
Other Assets and Liabilities, Net – (1.4)%		(92,120)
Total Net Assets – 100.0%		$6,668,223

*
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

^	The rate shown is the annualized seven day effective yield as of February 29, 2016.

See Notes to the Financial Statements

ATAC INFLATION ROTATION FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 29, 2016

Description	Shares	Value
EXCHANGE-TRADED FUNDS – 127.2%
iShares Core S&P Small-Cap Fund*	187,209	$19,555,852
iShares Russell 2000 Fund*	237,549	24,408,160
Schwab U.S. Small-Cap Fund	101,218	4,881,744
Vanguard Small-Cap Fund*	473,081	48,779,382
Total Exchange-Traded Funds
(Cost $97,878,884)		97,625,138

SHORT-TERM INVESTMENT – 1.2%
Invesco Treasury Portfolio, Institutional Class, 0.23%^
(Cost $915,453)	915,453	915,453
Total Investments – 128.4%
(Cost $98,794,337)		98,540,591
Other Assets and Liabilities, Net – (28.4)%		(21,768,976)
Total Net Assets – 100.0%		$76,771,615

*
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

^	The rate shown is the annualized seven day effective yield as of February 29, 2016.

See Notes to the Financial Statements

ATAC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
FEBRUARY 29, 2016

	Beta Rotation	Inflation Rotation
	Fund	Fund
ASSETS:
Investments, at value:
Unaffiliated issuers (cost: $6,801,752 and $98,794,337, respectively)	$6,760,343	$98,540,591
Interest receivable	11	83
Receivables for capital shares sold	10,000	11,387
Receivable for investment securities sold	6,619,623	76,296,307
Receivable for adviser reimbursements	6,255	—
Prepaid expenses	15,965	14,676
Total assets	13,412,197	174,863,044

LIABILITIES:
Payable for investment securities purchased	6,717,027	97,878,884
Payable to investment adviser	—	73,792
Payable for capital shares redeemed	—	84,938
Payable for fund administration & accounting fees	11,435	14,365
Payable for compliance fees	1,764	1,761
Payable for transfer agent fees & expenses	3,696	8,470
Payable for custody fees	753	2,454
Payable for trustee fees	368	314
Accrued expenses	6,428	8,236
Accrued distribution fees	2,503	18,215
Total liabilities	6,743,974	98,091,429

NET ASSETS	$6,668,223	$76,771,615

NET ASSETS CONSIST OF:
Paid-in capital	$7,212,830	$98,977,243
Accumulated undistributed net investment income (loss)	19,496	(431,950)
Accumulated undistributed net realized loss on investments	(522,694)	(21,519,932)
Net unrealized depreciation on investments	(41,409)	(253,746)
Net Assets	$6,668,223	$76,771,615

Shares outstanding, unlimited number of shares authorized without par value	280,567	3,281,790

Net asset value, redemption price and offering price per share(1)	$23.77	$23.39

(1)	A redemption fee of 2.00% is assessed against shares redeemed within 90 days of purchase.

See Notes to the Financial Statements

ATAC FUNDS

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2016

	Beta Rotation	Inflation Rotation
	Fund	Fund
INVESTMENT INCOME:
Dividend income	$87,354	$618,559
Interest income	24	512
Total investment income	87,378	619,071

EXPENSES:
Investment adviser fees (See Note 4)	43,614	574,823
Fund administration & accounting fees (See Note 4)	35,454	48,303
Transfer agent fees & expenses (See Note 4)	14,107	33,962
Federal & state registration fees	10,247	12,888
Distribution fees (See Note 5)	8,723	114,965
Audit fees	7,662	7,662
Legal fees	5,733	5,733
Compliance fees (See Note 4)	5,260	5,260
Trustee fees	4,878	5,150
Custody fees (See Note 4)	3,093	7,408
Postage & printing fees	364	6,188
Other	2,584	3,474
Total expenses before interest expense	141,719	825,816
Interest expense (See Note 9)	—	99,630
Total expenses before reimbursement/waiver	141,719	925,446
Less: reimbursement/waiver from investment adviser	(80,659)	(25,662)
Net expenses	61,060	899,784

NET INVESTMENT INCOME (LOSS)	26,318	(280,713)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(349,704)	(12,152,112)
Capital gain distributions from regulated investment companies	—	53,843
Net change in unrealized appreciation (depreciation) on investments	209,375	(354,580)

Net realized and unrealized loss on investments	(140,329)	(12,452,849)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(114,011)	$(12,733,562)

See Notes to the Financial Statements

ATAC BETA ROTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2016	Year Ended
	(Unaudited)	August 31, 2015
OPERATIONS:
Net investment income (loss)	$26,318	$(6,822)
Net realized loss on investments	(349,704)	(128,149)
Net change in unrealized
appreciation (depreciation) on investments	209,375	(254,324)
Net decrease in net assets resulting from operations	(114,011)	(389,295)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	607,808	7,022,513
Proceeds from reinvestment of distributions	—	88,631
Payments for shares redeemed	(1,307,656)	(1,723,770)
Redemptions fees	—	1,175
Net increase (decrease) in net assets resulting
from capital share transactions	(699,848)	5,388,549

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	—
From net realized gains	—	(89,691)
Total distributions to shareholders	—	(89,691)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(813,859)	4,909,563

NET ASSETS:
Beginning of period	7,482,082	2,572,519
End of period (including accumulated undistributed net
investment income (loss) of $19,496 and $(6,822), respectively)	$6,668,223	$7,482,082

See Notes to the Financial Statements

ATAC INFLATION ROTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2016	Year Ended
	(Unaudited)	August 31, 2015
OPERATIONS:
Net investment income (loss)	$(280,713)	$159,522
Net realized loss on investments	(12,152,112)	(5,361,518)
Capital gain distributions from
regulated investment companies	53,843	10,292
Net change in unrealized
appreciation (depreciation) on investments	(354,580)	145,234
Net decrease in net assets resulting from operations	(12,733,562)	(5,046,470)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	30,326,174	50,819,188
Proceeds from reinvestment of distributions	—	226,454
Payments for shares redeemed	(24,798,543)	(64,572,177)
Redemptions fees	8,904	18,775
Net increase (decrease) in net assets resulting
from capital share transactions	5,536,535	(13,507,760)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(238,308)
From net realized gains	—	—
Total distributions to shareholders	—	(238,308)

TOTAL DECREASE IN NET ASSETS	(7,197,027)	(18,792,538)

NET ASSETS:
Beginning of period	83,968,642	102,761,180
End of period (including accumulated undistributed net
investment loss of $(431,950) and $(151,237), respectively)	$76,771,615	$83,968,642

See Notes to the Financial Statements

ATAC INFLATION ROTATION FUND

STATEMENT OF CASH FLOWS

Six Months Ended
February 29, 2016
(Unaudited)
Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(12,733,562)
Adjustments to reconcile net decrease in net assets from
operations to net cash used for operating activities:
Purchases of investments	(1,630,627,927)
Proceeds from sales of investments	1,603,984,548
Purchases and sales of short-term investments, net	2,791,595
Changes in operating assets and liabilities
Increase in receivable for investment securities sold	(8,384,882)
Increase in interest receivable	(52)
Decrease in prepaid expenses	300
Increase in payable for investment securities purchased	26,850,908
Decrease in payable to investment adviser	(6,152)
Decrease in accrued interest expense	(142)
Decrease in other expenses	(33,406)
Net change in unrealized depreciation of investments	354,580
Net realized loss	12,152,112
Net cash used for operating activities	(5,652,080)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold(a)	30,442,425
Cost of shares redeemed(b)	(24,790,345)
Net cash provided by financing activities	5,652,080
Net change in cash	—

Cash:
Beginning of period	—
End of period	$—
Supplemental disclosure of cash flow and non-cash information:
Interest paid	$99,630

(a)	Includes an increase in receivable for capital shares sold of $116,251.
(b)	Includes a decrease in payable for capital shares redeemed of $706.

See Notes to the Financial Statements

ATAC BETA ROTATION FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods.

	Six Months Ended			For the Period
	February 29, 2016		Year Ended	Inception Through
	(Unaudited)		August 31, 2015	August 31, 2014(1)
PER SHARE DATA(2):

Net asset value, beginning of period	$24.19		$26.23	$25.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.09		(0.04)	(0.07)
Net realized and unrealized gains (losses)
on investments(4)	(0.51)		(1.27)	1.29
Total from investment operations	(0.42)		(1.31)	1.22

LESS DISTRIBUTIONS:
From net investment income	—		—	—
From net realized gains	—		(0.74)	—
Total distributions	—		(0.74)	—

Paid in capital from redemption fees	—		0.01	0.01

Net asset value, end of period	$23.77		$24.19	$26.23

TOTAL RETURN	-1.74	%(5)	-5.09%	4.92	%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$6.7		$7.5	$2.6

Ratio of expenses to average net assets(6):
Before expense reimbursement	4.06	%(7)	5.42%	15.95	%(7)
After expense reimbursement	1.75	%(7)	1.75%	1.75	%(7)

Ratio of net investment income (loss)
to average net assets(6):
Before expense reimbursement	(1.56	)%(7)	(3.82)%	(14.86	)%(7)
After expense reimbursement	0.75	%(7)	(0.15)%	(0.66	)%(7)

Portfolio turnover rate	1,122	%(5)	918%	1,239	%(5)

(1)	Inception date of the Fund was April 9, 2014.
(2)	Per share data calculated using the average shares outstanding method.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)
Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains or losses on the Statement of Operations due to share transactions for the period.

(5)	Not annualized for periods less than one year.
(6)	Does not include expenses of investment companies in which the Fund invests.
(7)	Annualized for periods less than one year.

See Notes to the Financial Statements

ATAC INFLATION ROTATION FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods.

	Six Months Ended		Year Ended	Year Ended	For the Period
	February 29, 2016		August 31,	August 31,	Inception Through
	(Unaudited)		2015	2014	August 31, 2013(1)
PER SHARE DATA(2):

Net asset value, beginning of period	$26.46		$27.43	$28.33	$25.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	(0.08)		0.05	0.33	(0.28)
Net realized and unrealized
gains (losses) on investments(4)	(2.99)		(0.94)	0.48	3.78
Total from investment operations	(3.07)		(0.89)	0.81	3.50

LESS DISTRIBUTIONS:
From net investment income	—		(0.09)	(0.35)	(0.22)
From net realized gains	—		—	(1.37)	—
Total distributions	—		(0.09)	(1.72)	(0.22)
Paid in capital from redemption fees	—	(5)	0.01	0.01	0.05

Net asset value, end of period	$23.39		$26.46	$27.43	$28.33

TOTAL RETURN	-11.60	%(6)	-3.17%	3.05%	14.28	%(6)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$76.8		$84.0	$102.8	$129.6

Ratio of expenses to average net assets(7):
Before expense reimbursement	2.02	%(8)	2.12%	1.89%	1.93	%(8)
After expense reimbursement	1.96	%(8)	2.04%	1.86%	1.75	%(8)

Ratio of expenses excluding interest
expenses to average net assets(7):
Before expense reimbursement	1.80	%(8)	1.82%	1.77%	1.93	%(8)
After expense reimbursement	1.74	%(8)	1.74%	1.74%	1.75	%(8)
Ratio of net investment income (loss)
to average net assets(7):
Before expense reimbursement	(0.67	)%(8)	0.12%	1.17%	(1.18	)%(8)
After expense reimbursement	(0.61	)%(8)	0.20%	1.20%	(1.00	)%(8)

Portfolio turnover rate	1,525	%(6)	1,876%	2,431%	1,436	%(6)

(1)	Inception date of the Fund was September 10, 2012.
(2)	Per share data calculated using the average shares outstanding method.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)
Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains or losses on the Statement of Operations due to share transactions for the period.

(5)	Amount rounds to less than $0.01.
(6)	Not annualized for periods less than one year.
(7)	Does not include expenses of investment companies in which the Fund invests.
(8)	Annualized for periods less than one year.

See Notes to the Financial Statements

ATAC FUNDS

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
FEBRUARY 29, 2016

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The ATAC Beta Rotation Fund (“Beta Rotation Fund”), and the ATAC Inflation Rotation Fund (“Inflation Rotation Fund”) (or collectively, the “Funds”) are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is to achieve absolute positive returns over time.  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standard Board (“FASB”) Accounting Standard Board Codification Topic 946 Financial Services – Investment Companies.  The Beta Rotation Fund commenced operations on April 9, 2014.  The Inflation Rotation Fund commenced operations on September 10, 2012.  The Funds currently offer one share class, the Investor Class.  Investor Class shares are subject to a 0.25% distribution fee.  The Funds may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the period ended February 29, 2016, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended February 29, 2016, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 29, 2016, the Funds did not incur any interest or penalties.

Security Transactions, Income, and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Funds distribute all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

ATAC FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (UNAUDITED) CONTINUED
FEBRUARY 29, 2016

Expenses – Expenses associated with a specific fund in the Trust are charged to that fund.  Common expenses are allocated evenly between the funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  Each Fund’s investments are carried at fair value.

Mutual Funds – Investments in other mutual funds, including money market funds, are valued at their net asset value per share, and are categorized in Level 1 of the fair value hierarchy.

Exchange-Traded Funds – Exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

ATAC FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (UNAUDITED) CONTINUED
FEBRUARY 29, 2016

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of February 29, 2016:

Beta Rotation Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$6,675,619	$—	$—	$6,675,619
Short-Term Investment	84,724	—	—	84,724
Total Investments	$6,760,343	$—	$—	$6,760,343

Inflation Rotation Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$97,625,138	$—	$—	$97,625,138
Short-Term Investment	915,453	—	—	915,453
Total Investments	$98,540,591	$—	$—	$98,540,591

Transfers between levels are recognized at the end of the reporting period.  During the period ended February 29, 2016 the Funds recognized no transfers to/from all Levels.  The Funds did not invest in any Level 3 investments during the period.  Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Pension Partners, LLC (“the Adviser”) to furnish investment advisory services to the Funds.  For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
Beta Rotation Fund	1.25%
Inflation Rotation Fund	1.25%

The Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Funds for its expenses to ensure that total annual operating expenses (excluding leverage, interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) based upon the average daily net assets of the Funds do not exceed the following annual rates:

Fund
Beta Rotation Fund	1.75%
Inflation Rotation Fund	1.74%

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least December 28, 2016.  During the period ended February 29, 2016, the Adviser did not recoup any of the previously waived fees.  Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Fund	8/31/2016	8/31/2017	8/31/2018	8/31/2019
Beta Rotation Fund	$—	$84,261	$165,574	$80,659
Inflation Rotation Fund	$105,692	$29,093	$64,656	$25,662

ATAC FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (UNAUDITED) CONTINUED
FEBRUARY 29, 2016

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Funds.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Funds for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended February 29, 2016 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  DISTRIBUTION COSTS

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended February 29, 2016, the Funds incurred the following expenses pursuant to the Plan:

Fund	Amount
Beta Rotation Fund	$8,723
Inflation Rotation Fund	$114,965

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

	Beta Rotation Fund		Inflation Rotation Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	February 29,	August 31,	February 29,	August 31,
	2016	2015	2016	2015
Shares sold	24,789	274,457	1,142,844	1,903,356
Shares issued to holders in
reinvestment of distributions	—	3,502	—	9,185
Shares redeemed	(53,490)	(66,773)	(1,034,316)	(2,485,575)
Net increase (decrease) in shares outstanding	(28,701)	211,186	108,528	(573,034)

ATAC FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (UNAUDITED) CONTINUED
FEBRUARY 29, 2016

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Funds for the period ended February 29, 2016, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
Beta Rotation Fund	$—	$—	$78,699,138	$79,367,313
Inflation Rotation Fund	—	—	1,630,627,927	1,603,984,548

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at August 31, 2015, the Funds’ most recently completed fiscal year end were as follows:

	Aggregate	Aggregate	Net	Federal
	Gross	Gross	Appreciation	Income
Fund	Appreciation	Depreciation	(Depreciation)	Tax Cost
Beta Rotation Fund	$7,837	$(364,293)	$(356,456)	$7,926,833
Inflation Rotation Fund	147,444	(140,690)	6,754	87,188,745

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.

At August 31, 2015, components of accumulated earnings on a tax-basis were as follows:

	Undistributed	Other	Unrealized	Total
	Ordinary	Accumulated	Appreciation	Accumulated
Fund	Income	Losses	(Depreciation)	Losses
Beta Rotation Fund	$—	$(74,140)	$(356,456)	$(430,596)
Inflation Rotation Fund	—	(9,478,820)	6,754	(9,472,066)

As of August 31, 2015, the Beta Rotation Fund and Inflation Rotation Fund had short-term capital loss carryovers of $67,318 and $6,981,756, respectively, which will be permitted to be carried over for an unlimited period. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  The Inflation Rotation Fund deferred, on a tax basis, short-term post-October losses of $2,345,835. The Beta Rotation Fund and Inflation Rotation Fund also deferred, on a tax-basis, later year ordinary losses of $6,822 and $151,237, respectively.

The tax character of distributions paid during the period ended February 29, 2016, were as follows:

	Ordinary	Long Term
Fund	Income	Capital Gains	Total
Beta Rotation Fund	$—	$—	$—
Inflation Rotation Fund	—	—	—

ATAC FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (UNAUDITED) CONTINUED
FEBRUARY 29, 2016

The tax character of distributions paid during the period ended August 31, 2015, were as follows:

	Ordinary	Long Term
Fund	Income	Capital Gains	Total
Beta Rotation Fund*	$89,691	$—	$89,691
Inflation Rotation Fund	238,308	—	238,308

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

9.  LINE OF CREDIT

The Inflation Rotation Fund established an unsecured line of credit (“LOC”) in the amount of $14,000,000 or 33.33% of the fair value of the Fund’s investments, whichever is less.  The LOC matures, unless renewed on July 28, 2016.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restriction, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian U.S. Bank N.A.  Interest is charged at the prime rate.  The interest rate during the period was between 3.25% and 3.50%. The Inflation Rotation Fund has authorized U.S. Bank to charge any of the accounts of the Inflation Rotation Fund for any missed payments.  During the period ended February 29, 2016, the Inflation Rotation Fund drew upon the LOC.  The weighted average interest rate paid on outstanding borrowings was 3.50%.

The Inflation Rotation Fund also has a line of credit with BNP Paribas for investment purposes. The loan is limited to one-third of the total assets (including the amount borrowed) of the Inflation Rotation Fund. The BNP Paribas credit facility does not have an expiration date. Borrowings under this credit facility bear interest at the 3-Month LIBOR rate plus 150 basis points. The weighted average interest rate paid on outstanding borrowings was 1.52%.  Collateral for all borrowing with this credit facility is held at U.S. Bank N.A.

For the period ended February 29, 2016, the Inflation Rotation Fund’s credit facility activity is as follows:

			Amount
			Outstanding
	Credit	Average	as of	Interest	Maximum
Fund	Facility Agent	Borrowings	February 29,2016	Expense	Borrowing
Inflation Rotation Fund	U.S. Bank N.A.	$19,940	$—	$353	$1,968,000
Inflation Rotation Fund	BNP Paribas	12,887,860	—	99,277	31,500,000

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 29, 2016, LPL Financial, LLC held 41.4% of the Beta Rotation Fund and National Financial Services, LLC held 44.6% of the Inflation Rotation Fund.

ATAC FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
PENSION PARTNERS, LLC

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 16-17, 2016, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Pension Partners, LLC (“Pension Partners” or the “Adviser”) regarding the ATAC Inflation Rotation Fund and the ATAC Beta Rotation Fund (each a “Fund” and collectively, the “Funds”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 7, 2016, the Trustees received and considered information from Pension Partners and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following: (1) the nature, extent, and quality of the services provided by Pension Partners with respect to each Fund; (2) each Fund’s historical performance and the performance of other investment accounts managed by Pension Partners; (3) the costs of the services provided by Pension Partners and the profits realized by Pension Partners from services rendered to the Trust with respect to each Fund; (4) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as each Fund grows, and whether the advisory fee for that Fund reflects such economies of scale for the Fund’s benefit; and (6) other financial benefits to Pension Partners resulting from services rendered to the Funds.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including an in-person presentation by representatives of Pension Partners, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Pension Partners set forth in the Investment Advisory Agreement, as it relates to each Fund, continue to be fair and reasonable in light of the services that Pension Partners performs, investment advisory fees that each Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that Pension Partners provides under the Investment Advisory Agreement with respect to each Fund, noting that such services include, but are not limited to, the following: (1) investing each Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining for each Fund the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting all proxies with respect to each Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Pension Partners effects on behalf of the Funds; (5) selecting broker-dealers to execute orders on behalf of the Funds; and (6) monitoring and maintaining each Fund’s compliance with the Trust’s policies and procedures and with applicable securities laws.  The Trustees considered Pension Partners’ strong capitalization and assets under management.  The Trustees also considered the substantial investment management experience of the Funds’ portfolio managers, and further noted one portfolio

ATAC FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – (UNAUDITED) CONTINUED
PENSION PARTNERS, LLC

manager’s research accomplishments with respect to the theories and strategies underlying Pension Partners’ management of each Fund’s assets.  The Trustees concluded that they are satisfied with the nature, extent and quality of services that Pension Partners provides to each of the Funds under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of Pension Partners.  In assessing the quality of the portfolio management delivered by Pension Partners, the Trustees reviewed the short-term and longer-term performance of each Fund on both an absolute basis and in comparison to appropriate securities benchmark indices, each Fund’s respective peer funds according to Morningstar classifications, and the composite of separate accounts that Pension Partners manages utilizing a similar investment strategy to one of the Funds.  When comparing each Fund’s performance against its respective Morningstar peer group, the Trustees took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from the funds in the peer group.

•
ATAC Inflation Rotation Fund.  The Trustees noted the ATAC Inflation Rotation Fund’s performance, with regard to its Morningstar comparative universe, was in the first percentile for the one-year period and the forty-fourth percentile for the three-year period ended December 31, 2015.  The Trustees also noted the Fund had outperformed its benchmarks for the one-year period ended December 31, 2015, and had achieved a positive return since inception.  In addition, the Trustees observed that the ATAC Inflation Rotation Fund’s performance generally tracked the performance of the composite of accounts that Pension Partners manages utilizing a similar investment strategy as that of the Fund, but noted volatility in the performance dispersion between the Fund and its composite. In making this observation, the Trustees considered that such volatility can be attributed to the fact that the Fund utilizes less leverage than the accounts that comprise the composite, and that certain of the Fund’s portfolio holdings also have different characteristics than the holdings of the composite of accounts.

•
ATAC Beta Rotation Fund.  The Trustees noted the ATAC Beta Rotation Fund’s performance, with regard to its Morningstar comparative universe, was in the sixtieth percentile for the one-year period ended December 31, 2015.  The Trustees also noted the Fund underperformed its benchmark for the one-year period ended December 31, 2015, but outperformed its benchmark for other periods. The Trustees also considered that the Fund had achieved a positive return since its April 9, 2014 inception through December 31, 2015.  Because the Fund has limited operating history, the Trustees noted it is difficult to make meaningful assessments of short-term results. The Trustees observed that Pension Partners does not manage other accounts utilizing a similar investment strategy to that of the Fund for purposes of conducting a performance comparison.

Cost of Advisory Services and Profitability.  The Trustees considered the annual advisory fee that each Fund pays to Pension Partners under the Investment Advisory Agreement, as well as Pension Partners’ profitability from services that it rendered to the Funds during the 12 month period ended June 30, 2015.  In that regard, the Trustees noted Pension Partners subsidizes the cost of all shareholder (other than transfer agency fees) and distribution services rendered to each Fund which exceed the projected Rule 12b-1 fees payable by the Funds.  The Trustees then considered that the management fees that Pension Partners charges to separately managed fee-paying accounts with similar investment strategies to that of the ATAC Inflation Rotation Fund are generally higher than the advisory fee for the ATAC Inflation Rotation Fund. The Trustees observed that Pension Partners does not manage other accounts utilizing a similar investment strategy to that of the ATAC Beta Rotation Fund for purposes of conducting a management fee comparison.  The Trustees also took into account that Pension Partners has additional responsibilities with respect to the Funds, including additional compliance obligations and the preparation of Board and shareholder materials.  The Trustees also considered Pension Partners has contractually agreed to

ATAC FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – (UNAUDITED) CONTINUED
PENSION PARTNERS, LLC

reduce its advisory fees and, if necessary, reimburse each Fund for operating expenses, as specified in the Funds’ prospectus.  The Trustees finally considered each Fund’s unique investment strategy utilizing exchange-traded funds (“ETFs”), and determined the advisory fees charged by the ETFs are for services that are in addition to, rather than duplicative of, the services that Pension Partners provides to each Fund under the Investment Advisory Agreement.  The Trustees concluded that Pension Partners’ service relationship with the ATAC Inflation Rotation Fund yields a reasonable profit to Pension Partners, but that the ATAC Beta Rotation Fund has not been profitable.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of the contractual expenses borne by each Fund and those of funds in the same Morningstar benchmark category.  The Trustees noted:

•
ATAC Inflation Rotation Fund.  The ATAC Inflation Rotation Fund’s advisory fee was significantly higher than the average and median management fee reported for the Fund’s benchmark category.  The Trustees also considered the total expenses of the Fund (after waivers and expense reimbursements), noting they were significantly higher than the average and median total expenses reported for the Fund’s benchmark category. The Trustees took into account that the advisory fees and total expenses (after waivers and expense reimbursements) borne by the Fund were within the range of that borne by funds in the benchmark category.

•
ATAC Beta Rotation Fund.  The ATAC Beta Rotation Fund’s advisory fee was significantly higher than the average and median management fee reported for the Fund’s benchmark category.  The Trustees also considered the total expenses of the Fund (after waivers and expense reimbursements), noting they were significantly higher than the average and median total expenses reported for the Fund’s benchmark category. The Trustees took into account that the total expenses (after waivers and expense reimbursements) borne by the Fund were within the range of that borne by funds in the benchmark category.

The Trustees also considered the average net assets of the funds comprising the benchmark category for each Fund were significantly higher than the assets of that Fund. The Trustees further considered each Fund’s unique investment strategy and the resources provided by Pension Partners’ in implementing the Funds’ strategies, as well as other differences between each Fund and its respective Morningstar benchmark category. Because of these disparities, the Trustees considered an additional report that the Board had requested from Pension Partners which provided a comparison of the advisory fees, total expenses (after waivers and expense reimbursements), and other fee information between the Funds and other funds with investment strategies comparable to those of the ATAC Inflation Rotation Fund and ATAC Beta Rotation Fund, but were categorized in various other Morningstar benchmark categories. The Trustees observed that this additional comparison supported a finding that the advisory fees and total expenses (after waivers and expense reimbursements) of each Fund were competitive.  While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Pension Partners’ advisory fee with respect to each Fund continues to be reasonable. The Trustees further concluded, however, that before  approving further annual continuations of the Investment Advisory Agreement, they would discuss with Pension Partners various options for reducing operating expenses borne by shareholders of each Fund in order to curtail fee and expense dispersions between each Fund and its respective Morningstar benchmark category.

Economies of Scale.  The Trustees considered whether the Funds may benefit from any economies of scale, noting that the investment advisory fees for the Funds do not contain breakpoints.  The Trustees noted that given each Fund’s current asset level, it was not necessary to consider the implementation of fee breakpoints at the present time, but agreed to revisit the issue in the future as circumstances change and asset levels increase.  The Trustees also considered that Pension Partners had agreed to consider breakpoints in the future in response to asset growth.

ATAC FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – (UNAUDITED) CONTINUED
PENSION PARTNERS, LLC

Other Benefits.  The Trustees considered the direct and indirect financial benefits that could be realized by the Adviser from its relationship with the Fund. The Trustees noted Pension Partners does not utilize soft dollar arrangements with respect to portfolio transactions and has no affiliated brokers to execute the Funds’ portfolio transactions.  While the Trustees noted Rule 12b-1 fees may be paid to Pension Partners as compensation for shareholder and distribution services performed on behalf of each Fund, the Trustees also observed that the distribution expenses that Pension Partners incurred  exceeded Rule 12b-1 payments from each Fund.  The Trustees considered that Pension Partners may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Pension Partners does not receive additional material financial benefits from services rendered to the Funds.

ATAC FUNDS

ADDITIONAL INFORMATION (UNAUDITED)
FEBRUARY 29, 2016

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Funds’ Form N-Q is available without charge upon request by calling 1-855-282-2386.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-282-2386.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-282-2386, or (2) on the SEC’s website at www.sec.gov.

ATAC FUNDS

PRIVACY NOTICE (UNAUDITED)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Pension Partners, LLC
453 West 17th St., Suite 2SW
New York, NY 10011

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the Funds’ trustees and is available without charge upon request by calling 1-855-282-2386.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)* /s/ James R. Arnold
  James R. Arnold, President

Date     May 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
  James R. Arnold, President

Date     May 6, 2016

By (Signature and Title)* /s/ Brian R. Wiedmeyer
  Brian R. Wiedmeyer, Treasurer

Date     May 6, 2016

* Print the name and title of each signing officer under his or her signature.